Business Segment Information	3 Months Ended	12 Months Ended
	Feb. 26, 2012	Nov. 27, 2011
Business Segment Information [Abstract]
BUSINESS SEGMENT INFORMATION

NOTE 11:    BUSINESS SEGMENT INFORMATION

The Company manages its business according to three regional segments, the Americas, Europe and Asia Pacific. The Company considers its chief executive officer to be the Company’s chief operating decision maker. The Company’s management, including the chief operating decision maker, manages business operations, evaluates performance and allocates resources based on the regional segments’ net revenues and operating income. On February 16, 2012, the Company announced organizational changes appointing Anne Rohosy to lead the Company’s commercial operations for the Americas and Europe, and formalizing Aaron Boey’s leadership of commercial operations for Asia Pacific. Both Ms. Rohosy and Mr. Boey report directly to the Company’s chief operating decision maker.

Business segment information for the Company is as follows:

	Three Months Ended
	February 26, 2012	February 27, 2011
	(Dollars in thousands)
Net revenues:
Americas	$647,294	$592,186
Europe	289,452	311,604
Asia Pacific	228,215	216,903

Total net revenues	$1,164,961	$1,120,693

Operating income:
Americas	$79,636	$75,033
Europe	52,073	71,291
Asia Pacific	41,160	37,363

Regional operating income	172,869	183,687
Corporate expenses	62,658	84,813

Total operating income	110,211	98,874
Interest expense	(38,573)	(34,866)
Other income (expense), net	1,172	(5,959)

Income before income taxes	$72,810	$58,049

NOTE 19:     BUSINESS SEGMENT INFORMATION

The Company manages its business according to three regional segments, the Americas, Europe and Asia Pacific. The Company considers its chief executive officer to be the Company’s chief operating decision maker. The Company’s management, including the chief operating decision maker, manages business operations, evaluates performance and allocates resources based on the regional segments’ net revenues and operating income. The Company reports net trade receivables and inventories by segment as that information is used by the chief operating decision maker in assessing segment performance. The Company does not report its other assets by segment as that information is not used by the chief operating decision maker in assessing segment performance.

In each of 2010 and 2011, accountability for information technology, human resources, advertising and promotion, and marketing staff costs of a global nature, that in prior years had been captured in the Company’s geographic regions, was centralized under corporate management. Subsequent to these changes, these costs were classified as corporate expenses. These costs were not significant to any of the Company’s regional segments individually in any of the periods presented herein, and accordingly business segment information for prior years has not been revised.

Business segment information for the Company was as follows:

	Year Ended
	November 27, 2011	November 28, 2010	November 29, 2009
	(Dollars in thousands)
Net revenues:
Americas	$2,715,925	$2,549,086	$2,357,662
Europe	1,174,138	1,105,264	1,042,131
Asia Pacific	871,503	756,299	705,973

Total net revenues	$4,761,566	$4,410,649	$4,105,766

Operating income:
Americas	$393,906	$402,530	$346,329
Europe	182,306	163,475	154,839
Asia Pacific	108,065	86,274	90,967

Regional operating income	684,277	652,279	592,135
Corporate expenses	347,884	270,918	214,047

Total operating income	336,393	381,361	378,088
Interest expense	(132,043)	(135,823)	(148,718)
Loss on early extinguishment of debt	(248)	(16,587)	—
Other income (expense), net	(1,275)	6,647	(39,445)

Income before income taxes	$202,827	$235,598	$189,925

	Year Ended
	November 27, 2011	November 28, 2010	November 29, 2009
	(Dollars in thousands)
Depreciation and amortization expense:
Americas	$53,804	$51,050	$44,492
Europe	23,803	25,485	21,599
Asia Pacific	12,878	11,798	11,238
Corporate	27,308	16,563	7,274

Total depreciation and amortization expense	$117,793	$104,896	$84,603

	November 27, 2011
	Americas	Europe	Asia Pacific	Unallocated	Consolidated Total
	(Dollars in thousands)
Assets:
Trade receivables, net	$404,401	$164,077	$66,779	$19,646	$654,903
Inventories	332,955	141,764	130,953	5,730	611,402
All other assets	—	—	—	2,013,250	2,013,250

Total assets					$3,279,555

	November 28, 2010
	Americas	Europe	Asia Pacific	Unallocated	Consolidated Total
	(Dollars in thousands)
Assets:
Trade receivables, net	$360,027	$105,189	$69,762	$18,407	$553,385
Inventories	313,920	158,139	104,630	3,214	579,903
All other assets	—	—	—	2,001,961	2,001,961

Total assets					$3,135,249

Geographic information for the Company was as follows:

	Year Ended
	November 27, 2011	November 28, 2010	November 29, 2009
	(Dollars in thousands)
Net revenues:
United States	$2,380,096	$2,248,340	$2,107,055
Foreign countries	2,381,470	2,162,309	1,998,711

Total net revenues	$4,761,566	$4,410,649	$4,105,766

	Year Ended
	November 27, 2011	November 28, 2010	November 29, 2009
	(Dollars in thousands)
Deferred tax assets:
United States	$643,767	$646,050	$677,245
Foreign countries	68,938	50,895	59,789

Total deferred tax assets	$712,705	$696,945	$737,034

	Year Ended
	November 27, 2011	November 28, 2010	November 29, 2009
	(Dollars in thousands)
Long-lived assets:
United States	$365,907	$337,592	$270,344
Foreign countries	152,874	169,557	181,023

Total long-lived assets	$518,781	$507,149	$451,367